Vanguard Intermediate-Term Bond Index Fund Average Annual Total Returns - Investor Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. 5-10 Year Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.76%	(0.15%)	2.55%
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.21%	(0.37%)	2.05%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.46%	(0.29%)	2.39%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.72%	(1.54%)	1.18%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.98%	(0.73%)	1.33%